Short-term investments (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash and Cash Equivalents [Abstract]
Short-Term Investments	$ 20,808,942	¥ 149,583,000	¥ 18,411,162
Investment Owned, Cost	50,911,295	365,970,754
Investment Owned, Fair Value	$ 1,758,385	¥ 12,639,976